Litigation, regulatory and similar matters (Narrative) (Detail) - 12 months ended Dec. 31, 2023 € in Thousands, $ in Millions	EUR (€)	USD ($)
Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision French Court	€ 3,700,000
Civil damages award announcement of the French Court	800,000
Fine decision French Court of Appeal	3,750
Bail ("caution") ordered to be confiscated, verdict of the French Court of Appeal	1,000,000
Civil damages award announcement of the French Court of Appeal	800,000
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid	1,100,000
Fine overturned French Supreme Court	3,750
Confiscation overturned French Supreme Court	1,000,000
Civil damages award overturned French Supreme Court	800,000
Civil damages award reimbursed	800,000
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants	2,100,000
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | $		$ 125
Minimum total claims against all defendants | $		2,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission	€ 172,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | Claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made | $		$ 141